Property, Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of property plant and equipment.

		Plant,
	Land and	machinery	Dunnage
	buildings	and other	and other	Total
	$'m	$'m	$'m	$'m
Net book value at January 1, 2024	595	1,936	97	2,628
Additions	83	114	15	212
Disposals	(7)	(6)	—	(13)
Impairment reversal	—	4	—	4
Depreciation charge	(86)	(192)	(31)	(309)
Transfers*	45	(48)	3	—
Exchange	(9)	(32)	(1)	(42)
At December 31, 2024	621	1,776	83	2,480

Cost	927	2,666	218	3,811
Accumulated depreciation and impairment losses	(306)	(890)	(135)	(1,331)
Net book value at December 31, 2024	621	1,776	83	2,480

Net book value at January 1, 2025	621	1,776	83	2,480
Additions	95	159	20	274
Disposals	(1)	(2)	(1)	(4)
Impairment charge	—	(10)	—	(10)
Depreciation charge	(89)	(205)	(31)	(325)
Exchange	22	74	4	100
At December 31, 2025	648	1,792	75	2,515

Cost	1,047	2,898	247	4,192
Accumulated depreciation and impairment losses	(399)	(1,106)	(172)	(1,677)
Net book value at December 31, 2025	648	1,792	75	2,515

Schedule of right-of use assets

		Plant,	Dunnage
	Land and	machinery	and
	buildings	and other	other	Total
Net book value at December 31,	$’m	$’m	$’m	$’m
2025	137	226	29	392
2024	115	238	32	385